T. ROWE PRICE RETIREMENT 2005 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 64.6%
T. Rowe Price Funds:
New Income Fund	273,306	16,529	37,609	26,456,732	263,245
Limited Duration Inflation Focused
Bond Fund	248,692	20,075	24,894	48,868,054	246,784
International Bond Fund (USD
Hedged)	86,817	7,539	9,472	8,636,301	87,399
Emerging Markets Bond Fund	74,015	4,780	8,102	6,139,216	71,522
Dynamic Global Bond Fund	58,974	7,384	6,532	6,333,357	58,140
High Yield Fund	52,095	6,661	5,957	8,127,589	52,829
U. S. Treasury Long-Term Fund	51,015	4,353	24,408	2,257,898	32,830
Floating Rate Fund	15,477	7,572	2,754	2,101,078	20,044
Total Bond Mutual Funds (Cost $809,398)					832,793

EQUITY MUTUAL FUNDS 35.2%
T. Rowe Price Funds:
Equity Index 500 Fund	232,134	25,176	32,027	2,889,252	227,384
Overseas Stock Fund	40,501	6,564	4,845	4,224,850	42,417
International Value Equity Fund	34,497	6,656	3,368	2,955,867	36,978
International Stock Fund	39,309	2,968	7,373	2,084,268	35,516
Emerging Markets Stock Fund	26,604	2,536	4,249	596,681	25,621
Mid-Cap Growth Fund	20,433	1,692	1,778	226,784	19,903
Mid-Cap Value Fund	18,498	2,565	1,882	741,474	18,574
New Horizons Fund(2)	13,973	1,940	1,077	246,413	14,861
Small-Cap Stock Fund(2)	12,234	1,033	1,107	248,910	11,878
Small-Cap Value Fund	11,762	901	1,152	257,021	10,872
Real Assets Fund	9,915	1,311	954	943,653	9,880
Total Equity Mutual Funds (Cost $252,861)					453,884

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2005 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.26% (3)	700	37,224	36,062	1,861,694	1,862
Total Short-Term Investments (Cost $1,862)					1,862

Total Investments in Securities 100.0%
(Cost $1,064,121)					$1,288,539

Other Assets Less Liabilities (0.0)%					(84)

Net Assets 100.0%					$1,288,455

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2005 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(341)	$(1,686)	$1,082
Emerging Markets Bond Fund	(195)	829	2,803
Emerging Markets Stock Fund	800	730	328
Equity Index 500 Fund	16,460	2,101	3,438
Floating Rate Fund	(37)	(251)	548
High Yield Fund	163	30	2,177
International Bond Fund (USD
Hedged)	1,326	2,515	1,135
International Stock Fund	1,383	612	931
International Value Equity Fund	262	(807)	1,072
Limited Duration Inflation
Focused Bond Fund	2,978	2,911	1,511
Mid-Cap Growth Fund	1,594	(444)	44
Mid-Cap Value Fund	847	(607)	281
New Horizons Fund	1,968	25	—
New Income Fund	1,044	11,019	5,603
Overseas Stock Fund	862	197	928
Real Assets Fund	113	(392)	269
Small-Cap Stock Fund	982	(282)	—
Small-Cap Value Fund	704	(639)	73
U. S. Treasury Long-Term Fund	4,760	1,870	746
U. S. Treasury Money Fund	—	—	97
Totals	$35,673#	$17,731	$23,066+

#	Capital gain distributions from mutual funds represented $11,450 of the net realized gain
(loss) .
+	Investment income comprised $23,066 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2005 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2005 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.